Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2024
Registrant Name	TrueCar, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36449
Entity Tax Identification Number	04-3807511
Entity Address, Address Line One	225 Santa Monica Blvd
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	800
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001327318
Amendment Flag	false